Subsequent Events (Details) - Subsequent Event [Member] - USD ($)					1 Months Ended
	Oct. 29, 2024	Oct. 25, 2024	Oct. 04, 2024	Apr. 08, 2024	Nov. 30, 2023	Nov. 12, 2024	Oct. 16, 2024	Oct. 10, 2024	Apr. 09, 2024	Mar. 12, 2024	Mar. 08, 2024	Feb. 09, 2024
Subsequent Events (Details) [Line Items]
Common stock, shares (in Shares)						1,766,469
Deposited in trust account									$ 60,000	$ 60,000		$ 60,000
Principal amount				$ 1,200,000
Interest income					$ 561,957
Promissory Notes Member
Subsequent Events (Details) [Line Items]
Principal amount												$ 75,000
Josh Pan [Member]
Subsequent Events (Details) [Line Items]
Principal amount											$ 60,000
Franchise [Member]
Subsequent Events (Details) [Line Items]
Franchise taxes paid	$ 127,200
Jun Chul Whang [Member] | Second JCW Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Principal amount								$ 40,000
Working capital								$ 40,000
Duksung [Member] | Duksung Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Principal amount							$ 800,000
Interest rate percentage							5.00%
Accrued rate percentage							7.00%
Conversion price per share (in Dollars per share)							$ 8.1
Interest rate							7.00%
OSR Holdings Co [Member] | OSR Holdings Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Interest rate percentage		3.96%
Aggregate principal amount		$ 300,000
Maturity date		Oct. 25, 2025
Sponsor Member
Subsequent Events (Details) [Line Items]
Principal amount				$ 1,200,000
Series A Preferred Stock [Member] | Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, shares issued (in Shares)			222,222
Preferred stock, par or stated value per share (in Dollars per share)			$ 90
Preferred stock, value, issued			$ 20,000,000
Accrue rate percentage			5.00%
Preferred stock, convertible, conversion price (in Dollars per share)			$ 9
Preferred stock, convertible, shares issuable (in Shares)			10